Borrowings - New Transactions (Details) $ in Millions, $ in Millions	Dec. 20, 2024 USD ($)	Nov. 22, 2024 USD ($)	Jul. 24, 2024 USD ($)	Jul. 19, 2024 USD ($)	Jul. 17, 2024 USD ($)	Jun. 24, 2024 USD ($)	Mar. 22, 2024 USD ($)	Mar. 15, 2024 CAD ($)	Jan. 29, 2024 USD ($)	Jan. 12, 2024 USD ($)	Feb. 20, 2025 USD ($)	Feb. 14, 2025 USD ($)	Feb. 13, 2025 USD ($)	Jan. 24, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Nov. 29, 2024 USD ($)	Nov. 28, 2024 CAD ($)	Nov. 22, 2024 CAD ($)	Nov. 15, 2024 CAD ($)	Nov. 14, 2024 CAD ($)	Oct. 18, 2024 USD ($)	Oct. 17, 2024 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 07, 2023 USD ($)
Borrowings
Borrowings, Principal															$ 11,874.1											$ 9,851.2
Meadow Foods
Borrowings
Borrowings included in acquisition																	$ 239.5
4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Interest rate															4.95%	4.95%
Holding company
Borrowings
Borrowings, Principal															$ 7,976.1											7,053.6
Holding company | 6.00% due December 7, 2033
Borrowings
Borrowings, Principal						$ 150.0				$ 600.0					$ 750.0											400.0		$ 400.0
Interest rate						6.00%				6.00%					6.00%	6.00%												6.00%
Re-opening of principal amount of notes						$ 150.0				$ 200.0
Net proceeds excluding accrued interest after discount, commissions and expenses						152.9				$ 200.2
Holding company | 4.875% due August 13, 2024
Borrowings
Borrowings, Principal																										$ 279.3
Interest rate									4.875%																	4.875%	4.875%
Amount of principal redeemed									$ 279.3
Redemption of debt, cash consideration									$ 285.6
Holding company | 4.95% due March 3, 2025 (Cdn$348.6)
Borrowings
Borrowings, Principal																										$ 264.3	$ 348.6
Interest rate																										4.95%	4.95%
Amount of principal redeemed								$ 348.6
Redemption of debt, cash consideration								$ 349.1
Holding company | Notes Payable
Borrowings
Borrowings, Principal															$ 495.0											$ 660.0
Holding company | Revolving Credit Facility
Borrowings
Borrowings, Principal					$ 2,000.0
Ratio of consolidated debt to consolidated capitalization					0.35
Required minimum of shareholders' equity balance					$ 11,500.0
Maximum borrowing capacity															2,000.0
Holding company | 6.35% due March 22, 2054
Borrowings
Borrowings, Principal							$ 1,000.0								$ 1,000.0
Interest rate							6.35%								6.35%	6.35%
Net proceeds excluding accrued interest after discount, commissions and expenses							$ 988.1
Holding company | 4.73% due November 22, 2034 (Cdn$450.0)
Borrowings
Borrowings, Principal		$ 321.9													$ 312.9	$ 450.0			$ 450.0
Interest rate		4.73%													4.73%	4.73%			4.73%
Net proceeds excluding accrued interest after discount, commissions and expenses		$ 320.2
Holding company | 4.73% due November 22, 2034 (Cdn$450.0) | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			$ 450.0
Holding company | 5.23% due November 23, 2054
Borrowings
Borrowings, Principal		$ 178.8													$ 173.8	$ 250.0			$ 250.0
Interest rate		5.23%													5.23%	5.23%			5.23%
Net proceeds excluding accrued interest after discount, commissions and expenses		$ 177.8
Holding company | 5.23% due November 23, 2054 | Hedges of net investment in Canadian subsidiaries
Borrowings
Principal amount of hedged item																			$ 250.0
Insurance and reinsurance companies
Borrowings
Borrowings, Principal															$ 979.2											891.3
Insurance and reinsurance companies | Gulf Insurance floating rate long term loans due 2027
Borrowings
Borrowings, Principal															$ 165.0											172.9
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025
Borrowings
Borrowings, Principal																										$ 500.0
Interest rate															4.35%	4.35%										4.35%	4.35%
Insurance and reinsurance companies | Allied World senior notes, 4.35% due October 29, 2025 | Allied World
Borrowings
Borrowings, Principal			$ 500.0
Interest rate			4.35%
Redemption of debt, cash consideration			$ 505.1
Insurance and reinsurance companies | Allied World primary co-obligor on 6.10% unsecured senior notes due March 15, 2055
Borrowings
Borrowings, Principal						$ 600.0									$ 600.0
Interest rate						6.10%									6.10%	6.10%
Net proceeds excluding accrued interest after discount, commissions and expenses						$ 591.7
Cash received from holding company				$ 596.6
Non-insurance companies
Borrowings
Borrowings, Principal															$ 2,918.8											$ 1,906.3
Non-insurance companies | Sleep Country Canada Holdings Inc. (Sleep Country)
Borrowings
New non-recourse borrowings																								$ 317.9	$ 429.2
Non-insurance companies | Peak Achievement Athletics
Borrowings
New non-recourse borrowings	$ 339.0
Non-insurance companies | Fairfax India
Borrowings
Maximum borrowing capacity												$ 250.0	$ 175.0
Non-insurance companies | Fairfax India | Bangalore International Airport Limited
Borrowings
Letter of credit, outstanding											$ 170.9
Percentage of interests acquired											10.00%
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates
Borrowings
Borrowings, Principal															464.0											$ 289.4
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates | Meadow Foods
Borrowings
Borrowings included in acquisition															235.9
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates | Boat Rocker
Borrowings
Maximum borrowing capacity																						$ 85.0	$ 250.0
Non-insurance companies | Loans and revolving credit facilities primarily at floating rates | Sporting Life
Borrowings
Maximum borrowing capacity														$ 111.0
Non-insurance companies | Unsecured senior Notes 6.625 percent due november 28 2032 | Sleep Country Canada Holdings Inc. (Sleep Country)
Borrowings
Borrowings, Principal																		$ 450.0
Interest rate																		6.625%
Non-insurance companies | AGT credit facilities
Borrowings
Maximum borrowing capacity																				$ 690.0	$ 710.0
Non-insurance companies | Peak Achievement credit facilities and loans
Borrowings
Borrowings, Principal															$ 436.0
Non-insurance companies | Peak Achievement credit facilities and loans | Peak Achievement Athletics
Borrowings
Net proceeds from borrowings	$ 436.0